Restructuring expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 540	SFr 355
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	155	46
Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	385	309
of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	218	191
of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	140	87
of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	27	31
Swiss Universal Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	60	42
International Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	54	36
Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	53	3
Global Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	217	96
Investment Banking & Capital Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	28	22
Corporate Center
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	7	0
Strategic Resolution Unit
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	121	156
Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	510	325
Bank | General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	155	46
Bank | Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	355	279
Bank | of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	215	191
Bank | of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	140	87
Bank | of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	0	1
Bank | Adjustments
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	(30)	(30)
Bank | Swiss Universal Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	60	42
Bank | International Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	54	36
Bank | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	53	3
Bank | Global Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	217	96
Bank | Investment Banking & Capital Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	28	22
Bank | Corporate Center
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	7	0
Bank | Strategic Resolution Unit
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 121	SFr 156